ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,991,799,815	$ 286,878,844	¥ 860,299,088	¥ 726,196,922
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of income from subsidiaries	(15,265,937)	(2,198,752)	(13,669,112)	(9,549,289)
Convertible senior notes issuance cost				26,052,881
Exchange (gain)/loss	(208,811,416)	(30,075,101)	86,517,698	139,566,645
Changes in operating assets and liabilities:
Decrease/(increase) in other current assets	(7,621,260)	(1,097,690)	(52,933,157)	(309,737,240)
Net cash provided/(used) by operating activities	(1,802,967,740)	(259,681,366)	1,339,049,528	187,067,558
Cash flows from investing activities:
Net cash used in investing activities	(6,908,979,750)	(995,100,065)	(3,314,637,733)	(4,158,754,486)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				770,201,158
Proceeds from exercise of share options	21,730,663	3,129,866	7,613,965	14,528,109
Proceeds from issuance of convertible senior notes				914,850,000
Repurchase of convertible senior notes	(1,218,706,405)	(175,530,233)	(113,025,510)
Net cash provided by financing activities	7,455,061,233	1,073,752,158	3,850,632,466	5,303,692,922
Effect of foreign exchange rate changes on cash and cash equivalents	74,639,667	10,750,348	31,599,153	(11,061,518)
Net increase/(decrease) in cash and cash equivalents	(1,182,246,590)	(170,278,925)	1,906,643,414	1,320,944,476
Cash and cash equivalents, beginning of year	2,392,591,132	344,604,801	1,777,020,667	456,076,191
Cash and cash equivalents, end of year	2,501,417,491	360,279,057	2,392,591,132	1,777,020,667
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	6,135,783	883,737	10,210,003	226,952
Payment of issuance cost for follow-on offering in subsequent period				2,328,174
Parent Company [Member]
Cash flows from operating activities:
Net income	1,826,709,975	263,100,961	683,751,534	673,025,055
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of income from subsidiaries	(1,949,659,745)	(280,809,412)	(692,117,271)	(610,091,593)
Convertible senior notes issuance cost				26,052,881
Exchange (gain)/loss	10,073,699	1,450,914	8,235,787	(10,046,144)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	809,466,119	116,587,371	104,043,486	(572,172,865)
Decrease/(increase) in other current assets	(4,394,605)	(632,955)	(1,080,514)	299,752
Increase/(Decrease) in due to a subsidiary	352,565,966	50,780,061	21,721,556	26,234,900
(Decrease)/increase in other current liabilities	(10,835,057)	(1,560,573)	316,410	16,276,144
Net cash provided/(used) by operating activities	1,144,168,844	164,794,588	139,442,188	(514,523,514)
Cash flows from investing activities:
Investments in subsidiaries			(5,620,197)	(1,141,190,434)
Net cash used in investing activities			(5,620,197)	(1,141,190,434)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				770,201,158
Proceeds from exercise of share options	21,730,663	3,129,866	7,613,965	14,528,109
Proceeds from issuance of convertible senior notes				888,797,119
Repurchase of convertible senior notes	(1,218,706,405)	(175,530,233)	(113,025,510)
Cash paid for capped call option
Prepayment for share repurchase
Repurchase of common stock
Net cash provided by financing activities	(1,196,975,742)	(172,400,367)	(105,411,545)	1,673,526,386
Effect of foreign exchange rate changes on cash and cash equivalents	1,937,422	279,051	2,227,375	(94,929)
Net increase/(decrease) in cash and cash equivalents	(50,869,476)	(7,326,728)	30,637,821	17,717,509
Cash and cash equivalents, beginning of year	55,685,082	8,020,320	25,047,261	7,329,752
Cash and cash equivalents, end of year	4,815,606	693,592	55,685,082	25,047,261
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	6,135,783	883,737	10,210,003	226,952
Payment of issuance cost for follow-on offering in subsequent period				2,328,174
Parent Company [Member] | Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value	18,226,535	2,625,167	6,170,282	86,689,063
Parent Company [Member] | 2016 Notes [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value	¥ 92,015,957	$ 13,253,054	¥ 8,400,918	¥ (150,790,707)